FINANCIAL INSTRUMENTS - Debt Narrative (Details) - USD ($)				1 Months Ended			12 Months Ended
	May 02, 2013	Oct. 16, 2009	Mar. 19, 2009	Jan. 31, 2013	Jan. 31, 2012	Sep. 30, 2008	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013	Nov. 30, 2017	Apr. 03, 2012	Jun. 30, 2011	Apr. 30, 2010
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 6,423,000,000	$ 7,931,000,000	$ 9,968,000,000
Repayments							1,533,000,000	2,062,000,000
BNAF Notes Due 2014
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)													1.75%
Repayments										$ 700,000,000
Barrick Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)													2.90%
Repayments								229,000,000		871,000,000
BNAF Notes Due 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)													4.40%
Borrowings							629,000,000	629,000,000
Repayments								721,000,000
BNAF Notes Due 2041
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)													5.70%
Borrowings							850,000,000	850,000,000
3.85%/5.25% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings							1,079,000,000	1,078,000,000	1,077,000,000
Repayments							$ 0	$ 0
Effective rate (as percent)							4.87%	4.87%
3.85% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)												3.85%
Repayments									913,000,000
5.25% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)												5.25%
Other fixed rate notes
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 1,326,000,000	$ 1,607,000,000	2,451,000,000
Repayments							$ 279,000,000	$ 848,000,000
Effective rate (as percent)							6.38%	6.75%
BPADF Notes Due 2039
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)		5.95%
Borrowings							$ 850,000,000	$ 850,000,000
Term of borrowings		30 years
BPDAF Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)		4.95%
Borrowings							248,000,000	248,000,000
Repayments								152,000,000
Term of borrowings		10 years
6.95% notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)			6.95%
Repayments							279,000,000	$ 196,000,000	275,000,000
Term of borrowings			10 years
6.125% Notes Due 2013
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)						6.125%
Term of borrowings						5 years
6.8 Percent Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)						6.80%		6.80%
Term of borrowings						10 years
7.50% Notes Due 2038
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)						7.50%
Term of borrowings						30 years
Pueblo Viejo Project financing
Disclosure of detailed information about borrowings [line items]
Borrowings							0	$ 400,000,000	646,000,000
Repayments							$ 423,000,000	$ 254,000,000
Effective rate (as percent)							7.04%	6.23%
Credit Facility Due 2021
Disclosure of detailed information about borrowings [line items]
Repayments	$ 2,000,000,000
Basis spread (as percent)					2.00%
Commitment fee (as percent)					0.35%
Portion of borrowing capacity terminating at initial maturity date					$ 23,000,000
Credit Facility Due 2021 Amendment
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity available until extended maturity date											$ 3,977,000,000
4.10%/5.75% notes
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 842,000,000	$ 1,569,000,000	1,690,000,000
Repayments							$ 731,000,000	$ 123,000,000
Effective rate (as percent)							5.12%	4.98%
2.5 Percent Notes Due 2018
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)	2.50%							2.50%
Repayments							$ 123,000,000		129,000,000	398,000,000
4.10% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)	4.10%
Repayments							731,000,000		769,000,000
5.75% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)	5.75%
Acacia Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings							71,000,000	$ 99,000,000	128,000,000
Repayments							$ 28,000,000	$ 29,000,000	$ 14,000,000
Term of borrowings				7 years
Repayment holiday period				2 years
Effective rate (as percent)				3.60%			3.59%	3.59%
Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 6,410,000,000
Gross amount | BNAF Notes
Disclosure of detailed information about borrowings [line items]
Borrowings													$ 4,000,000,000
Gross amount | BNAF Notes Due 2014
Disclosure of detailed information about borrowings [line items]
Borrowings													700,000,000
Gross amount | Barrick Notes
Disclosure of detailed information about borrowings [line items]
Borrowings													1,100,000,000
Gross amount | BNAF Notes Due 2021
Disclosure of detailed information about borrowings [line items]
Borrowings													1,350,000,000.00
Gross amount | BNAF Notes Due 2041
Disclosure of detailed information about borrowings [line items]
Borrowings													$ 850,000,000
Gross amount | 3.85%/5.25% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings												$ 2,000,000,000
Gross amount | 3.85% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings							337,000,000					1,250,000,000.00
Gross amount | 5.25% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings							750,000,000					$ 750,000,000
Gross amount | Other fixed rate notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,250,000,000.00
Gross amount | BPADF Notes Due 2039
Disclosure of detailed information about borrowings [line items]
Borrowings		850,000,000
Gross amount | BPDAF Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 400,000,000
Gross amount | 6.95% notes
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 750,000,000
Gross amount | LLCs Notes Due 2013, Due 2019 and Due 2038
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 1,250,000,000.00
Gross amount | 6.125% Notes Due 2013
Disclosure of detailed information about borrowings [line items]
Borrowings						500,000,000
Repayments										$ 500,000,000
Gross amount | 6.8 Percent Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Borrowings						500,000,000
Repayments							500,000,000
Gross amount | 7.50% Notes Due 2038
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 250,000,000	250,000,000
Gross amount | Pueblo Viejo Project financing
Disclosure of detailed information about borrowings [line items]
Borrowings														$ 1,035,000,000.000
Gross amount | Credit Facility Due 2021
Disclosure of detailed information about borrowings [line items]
Credit facility available					$ 4,000,000,000
Gross amount | 4.10%/5.75% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,000,000,000
Gross amount | 2.5 Percent Notes Due 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	650,000,000
Gross amount | 4.10% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	1,500,000,000.0
Gross amount | 5.75% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 850,000,000						850,000,000
Gross amount | Acacia Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 71,000,000
Credit facility available				$ 142,000,000
Variable rate | Acacia Credit Facility
Disclosure of detailed information about borrowings [line items]
Basis spread (as percent)				2.50%